STATEMENT OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $)	Total	Common Stock	Preferred Stock Series A	Preferred Stock Series B	Additional Paid-in Capital	Accumulated Deficit
Balance, Value at Dec. 31, 2011	$ (40,082)	$ 48,182	$ 2,400		$ 85,328	$ (175,992)
Balance, Shares at Dec. 31, 2011		48,182,000	2,400,000
Common shares issued for services, Value	626,502	6,160			620,342
Common shares issued for services, Shares		6,160,000
Preferred shares issued for cash, Value	1,130,000		4,600		1,125,400
Preferred shares issued for cash, Shares			4,600,000
Preferred shares for services, Value				1,375	(1,375)
Preferred shares for services, Shares				1,375,000
Conversion of Preferred Stock to Common Stock, Value		17,800	(1,780)		(16,020)
Conversion of Preferred Stock to Common Stock, Shares		17,800,000	(1,780,000)
Warrants issued	9,936				9,936
Stock dividend, Value			323		38,471	(38,794)
Stock dividend, Shares			322,814
Profit (loss)	(1,581,189)					(1,581,189)
Balance, Value at Dec. 31, 2012	145,167	72,142	5,543	1,375	1,862,082	(1,795,975)
Balance, Shares at Dec. 31, 2012	72,142,000	72,142,000	5,542,814	1,375,000
Common shares issued for services, Value	96,128	2,518			93,610
Common shares issued for services, Shares		2,517,500
Conversion of Preferred Stock to Common Stock, Value		28,750	(2,875)		(25,875)
Conversion of Preferred Stock to Common Stock, Shares		28,750,000	(2,875,000)
Preferred Stock and Preferred Stock warrants for cash, Value	194,867		4,872		189,995
Preferred Stock and Preferred Stock warrants for cash, Shares			4,871,678
Preferred Stock and Preferred Stock warrants for debt, Value	55,133		1,378		53,755
Preferred Stock and Preferred Stock warrants for debt, Shares			1,378,322
Preferred dividends, Value			316		66,385	(66,701)
Preferred dividends, Shares			316,121
Cancellation of preferred shares, Value				(188)	188
Cancellation of preferred shares, Shares				(187,500)
Cancellation of common shares, Value		(2,000)			2,000
Cancellation of common shares, Shares		(2,000,000)
Profit (loss)	(657,690)					(657,690)
Balance, Value at Dec. 31, 2013	$ (166,395)	$ 101,410	$ 9,234	$ 1,188	$ 2,242,140	$ (2,520,366)
Balance, Shares at Dec. 31, 2013	101,409,500	101,409,500	9,233,935	1,187,500